Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001518042
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Aug. 23, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 23, 2022
Prospectus Date	rr_ProspectusDate	Sep. 07, 2021
LifeGoal Conservative Wealth Builder ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Wealth Builder Fund will invest its assets within the following ranges: 50-80% of its assets in equities, 20-50% of its assets in fixed income and cash and cash equivalents, and 0-15% of its assets in commodities.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifeGoal Home Down Payment Investment ETF

(Symbol: HOM)

LifeGoal Conservative Wealth Builder ETF

(Symbol: SAVN)

LifeGoal Wealth Builder ETF

(Symbol: WLTH)

Exchange: NYSE Arca, Inc.

(each, a series of Northern Lights Fund Trust II)

Supplement dated August 23, 2022

to the Fund’s Prospectus and Statement of Additional Information (“SAI”)

dated September 7, 2021,

as amended and restated on September 21, 2021

1.	LifeGoal Wealth Builder ETF Equities, Fixed Income and Cash and Cash Equivalents, Foreign Securities and Emerging Markets Securities Exposure

The LifeGoal Wealth Builder ETF invests in a portfolio of fixed income securities, equity securities, commodities and cash and cash equivalents. The ranges for investment in equities, fixed income and cash and cash equivalents, foreign securities and emerging market securities are revised as noted below:

a.	LifeGoal Wealth Builder ETF

i.	The first sentence of the second paragraph in both the “Summary Section - Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risk – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal market conditions, the Wealth Builder Fund will invest its assets within the following ranges: 50-80% of its assets in equities, 20-50% of its assets in fixed income and cash and cash equivalents, and 0-15% of its assets in commodities.

ii.	The following sentence is added as a new paragraph after the third paragraph in the section “Additional Information About Principal Investment Strategies and Related Risk – Principal Investment Strategies – LifeGoal Wealth Builder ETF”:

The Adviser may also invest up to 40% of the Wealth Builder Fund’s assets in foreign securities and up to 30% of the Fund’s assets in emerging market securities.

b.	All Funds

i.	The table under “Additional Information About Principal Strategies and Related Risks - Asset Allocation Ranges for the Funds” is deleted in its entirety and replaced with the following:

Asset Allocation Ranges
Fund	Investment Objective	Equity Range	Fixed Income and Cash and Cash Equivalent Range	Commodities, REITs, High Yield Debt Range	Foreign Securities	Emerging Market Securities
LifeGoal Home Down Payment Investment ETF	Current income and some capital appreciation	5-35%	60-95%	0-35%	0-40%	0-10%
LifeGoal Conservative Wealth Builder ETF	Preservation of capital and some capital appreciation	0-25%	70-95%	0-35% (REITS are not a principal investment strategy)	0-30%	0-10%
LifeGoal Wealth Builder ETF	Long term capital appreciation	50-80%	20-50%	0-50% (up to 15% in commodities)	0-40%	0-30%

2.	Distributions – All Funds

The third paragraph in the section “DISTRIBUTIONS AND TAXES – Taxes, Dividends and Distributions” is deleted in its entirety and replaced with the following:

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Funds. While the level of distributions (including any return of capital) is not fixed, the Funds seek to target, under normal market conditions, an annualized distribution rate greater than the annualized S&P Dividend Yield. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information and should be read in conjunction with those documents. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LifeGoal Home Down Payment Investment ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifeGoal Home Down Payment Investment ETF

(Symbol: HOM)

LifeGoal Conservative Wealth Builder ETF

(Symbol: SAVN)

LifeGoal Wealth Builder ETF

(Symbol: WLTH)

Exchange: NYSE Arca, Inc.

(each, a series of Northern Lights Fund Trust II)

Supplement dated August 23, 2022

to the Fund’s Prospectus and Statement of Additional Information (“SAI”)

dated September 7, 2021,

as amended and restated on September 21, 2021

1.	LifeGoal Wealth Builder ETF Equities, Fixed Income and Cash and Cash Equivalents, Foreign Securities and Emerging Markets Securities Exposure

The LifeGoal Wealth Builder ETF invests in a portfolio of fixed income securities, equity securities, commodities and cash and cash equivalents. The ranges for investment in equities, fixed income and cash and cash equivalents, foreign securities and emerging market securities are revised as noted below:

a.	LifeGoal Wealth Builder ETF

i.	The first sentence of the second paragraph in both the “Summary Section - Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risk – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal market conditions, the Wealth Builder Fund will invest its assets within the following ranges: 50-80% of its assets in equities, 20-50% of its assets in fixed income and cash and cash equivalents, and 0-15% of its assets in commodities.

ii.	The following sentence is added as a new paragraph after the third paragraph in the section “Additional Information About Principal Investment Strategies and Related Risk – Principal Investment Strategies – LifeGoal Wealth Builder ETF”:

The Adviser may also invest up to 40% of the Wealth Builder Fund’s assets in foreign securities and up to 30% of the Fund’s assets in emerging market securities.

b.	All Funds

i.	The table under “Additional Information About Principal Strategies and Related Risks - Asset Allocation Ranges for the Funds” is deleted in its entirety and replaced with the following:

Asset Allocation Ranges
Fund	Investment Objective	Equity Range	Fixed Income and Cash and Cash Equivalent Range	Commodities, REITs, High Yield Debt Range	Foreign Securities	Emerging Market Securities
LifeGoal Home Down Payment Investment ETF	Current income and some capital appreciation	5-35%	60-95%	0-35%	0-40%	0-10%
LifeGoal Conservative Wealth Builder ETF	Preservation of capital and some capital appreciation	0-25%	70-95%	0-35% (REITS are not a principal investment strategy)	0-30%	0-10%
LifeGoal Wealth Builder ETF	Long term capital appreciation	50-80%	20-50%	0-50% (up to 15% in commodities)	0-40%	0-30%

2.	Distributions – All Funds

The third paragraph in the section “DISTRIBUTIONS AND TAXES – Taxes, Dividends and Distributions” is deleted in its entirety and replaced with the following:

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Funds. While the level of distributions (including any return of capital) is not fixed, the Funds seek to target, under normal market conditions, an annualized distribution rate greater than the annualized S&P Dividend Yield. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information and should be read in conjunction with those documents. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LifeGoal Wealth Builder ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifeGoal Home Down Payment Investment ETF

(Symbol: HOM)

LifeGoal Conservative Wealth Builder ETF

(Symbol: SAVN)

LifeGoal Wealth Builder ETF

(Symbol: WLTH)

Exchange: NYSE Arca, Inc.

(each, a series of Northern Lights Fund Trust II)

Supplement dated August 23, 2022

to the Fund’s Prospectus and Statement of Additional Information (“SAI”)

dated September 7, 2021,

as amended and restated on September 21, 2021

1.	LifeGoal Wealth Builder ETF Equities, Fixed Income and Cash and Cash Equivalents, Foreign Securities and Emerging Markets Securities Exposure

The LifeGoal Wealth Builder ETF invests in a portfolio of fixed income securities, equity securities, commodities and cash and cash equivalents. The ranges for investment in equities, fixed income and cash and cash equivalents, foreign securities and emerging market securities are revised as noted below:

a.	LifeGoal Wealth Builder ETF

i.	The first sentence of the second paragraph in both the “Summary Section - Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risk – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal market conditions, the Wealth Builder Fund will invest its assets within the following ranges: 50-80% of its assets in equities, 20-50% of its assets in fixed income and cash and cash equivalents, and 0-15% of its assets in commodities.

ii.	The following sentence is added as a new paragraph after the third paragraph in the section “Additional Information About Principal Investment Strategies and Related Risk – Principal Investment Strategies – LifeGoal Wealth Builder ETF”:

The Adviser may also invest up to 40% of the Wealth Builder Fund’s assets in foreign securities and up to 30% of the Fund’s assets in emerging market securities.

b.	All Funds

i.	The table under “Additional Information About Principal Strategies and Related Risks - Asset Allocation Ranges for the Funds” is deleted in its entirety and replaced with the following:

Asset Allocation Ranges
Fund	Investment Objective	Equity Range	Fixed Income and Cash and Cash Equivalent Range	Commodities, REITs, High Yield Debt Range	Foreign Securities	Emerging Market Securities
LifeGoal Home Down Payment Investment ETF	Current income and some capital appreciation	5-35%	60-95%	0-35%	0-40%	0-10%
LifeGoal Conservative Wealth Builder ETF	Preservation of capital and some capital appreciation	0-25%	70-95%	0-35% (REITS are not a principal investment strategy)	0-30%	0-10%
LifeGoal Wealth Builder ETF	Long term capital appreciation	50-80%	20-50%	0-50% (up to 15% in commodities)	0-40%	0-30%

2.	Distributions – All Funds

The third paragraph in the section “DISTRIBUTIONS AND TAXES – Taxes, Dividends and Distributions” is deleted in its entirety and replaced with the following:

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Funds. While the level of distributions (including any return of capital) is not fixed, the Funds seek to target, under normal market conditions, an annualized distribution rate greater than the annualized S&P Dividend Yield. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information and should be read in conjunction with those documents. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE